Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Disclosure
The Company grants equity awards, including stock options, from time to time. For newly hired employees, stock option awards are typically granted on the first regularly scheduled Compensation Committee or Board meeting following the commencement of employment, rather than on an ad hoc basis. In limited circumstances, the Company may grant awards outside of the regular schedule (for example, in connection with promotions, retention arrangements, or other special situations), and such grants are made in accordance with the terms of the Company’s equity incentive plan and applicable award agreements. The Compensation Committee may delegate authority to management to approve certain equity awards within specified parameters, including limitations on award size and timing, and any such awards are generally made in alignment with the Company’s established grant practices.
During the year ended December 31, 2025, stock option exercise prices were established based on the higher of the fair market value of the Company’s common stock on the date of grant or a 30-day look-back volume-weighted average reported trading price (“VWAP”) of the Company's common stock on the OTC Expert Market, as determined in accordance with the terms of the applicable equity plan.
In determining the timing and terms of equity awards, the Compensation Committee does not take into account material nonpublic information. In addition, the Company does not grant equity awards in anticipation of the release of material nonpublic information (sometimes referred to as “spring-loading”), nor does it delay the grant of equity awards to avoid the impact of the release of material nonpublic information (sometimes referred to as “bullet-dodging”). The Company also does not time the public disclosure of material nonpublic information for the purpose of affecting the value of equity compensation awards. The timing of the Company’s earnings releases and other disclosures of material information is driven by business and regulatory considerations and operates independently of equity award grant activity.
During the last fiscal year, the Company did not grant any stock options or similar option-like awards to its named executive officers. Accordingly, the Company is not required to provide the tabular disclosure under Item 402(x) of Regulation S-K.

Award Timing Method
The Company grants equity awards, including stock options, from time to time. For newly hired employees, stock option awards are typically granted on the first regularly scheduled Compensation Committee or Board meeting following the commencement of employment, rather than on an ad hoc basis. In limited circumstances, the Company may grant awards outside of the regular schedule (for example, in connection with promotions, retention arrangements, or other special situations), and such grants are made in accordance with the terms of the Company’s equity incentive plan and applicable award agreements. The Compensation Committee may delegate authority to management to approve certain equity awards within specified parameters, including limitations on award size and timing, and any such awards are generally made in alignment with the Company’s established grant practices.
During the year ended December 31, 2025, stock option exercise prices were established based on the higher of the fair market value of the Company’s common stock on the date of grant or a 30-day look-back volume-weighted average reported trading price (“VWAP”) of the Company's common stock on the OTC Expert Market, as determined in accordance with the terms of the applicable equity plan.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In determining the timing and terms of equity awards, the Compensation Committee does not take into account material nonpublic information. In addition, the Company does not grant equity awards in anticipation of the release of material nonpublic information (sometimes referred to as “spring-loading”), nor does it delay the grant of equity awards to avoid the impact of the release of material nonpublic information (sometimes referred to as “bullet-dodging”). The Company also does not time the public disclosure of material nonpublic information for the purpose of affecting the value of equity compensation awards. The timing of the Company’s earnings releases and other disclosures of material information is driven by business and regulatory considerations and operates independently of equity award grant activity.

MNPI Disclosure Timed for Compensation Value	false